Operating Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES
The Company leases various facilities and equipment under long-term operating lease agreements. Generally, our real estate and facility leases have 30-year total terms with initial terms of 15 years and three additional five-year terms, at our option.
Future minimum lease payments for non-cancelable operating leases as of December 31, 2014, are as follows:

Total
(In thousands)
Year Ended December 31,
2015	$49,400
2016	45,498
2017	41,872
2018	34,025
2019	28,516
Thereafter	108,217
Total (1)	$307,528
(1) Includes $2.4 million of future, non-cancelable sublease payments to be received.
Total rent expense under all operating leases was $58.9 million, $59.7 million, and $50.4 million for the years ended December 31, 2014, 2013 and 2012, respectively.